Supplemental Information on Statement of Cash Flows - Summary of Supplemental Information on Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional information on cash flows:
Withholding income tax paid on behalf of third-parties	$ 1,165	$ 839
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	76	137
Lease	2,301
Provision/(reversals) for decommissioning costs	5,497	4,777
Use of deferred tax and judicial deposit for the payment of contingency	$ 3	$ 60